BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@pacificlife.com
February 5, 2013
Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506
Re:	Registration Statement for Pacific Value Select Individual Flexible Premium Deferred Variable Annuity (File Number 333-185327) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Value Select Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments dated January 8, 2013 and make additional changes not reflected in the initial registration statement.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage